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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

JUNE 30, 2004

LETTER FROM THE PRESIDENT AND THE INVESTMENT ADVISOR

INVESTMENT CONCERNS

The performance of the Fund is expected to be lower than that of the S&P 500 Index because of Fund fees and expenses. Securities in which the Fund will invest may involve substantial risk and may be subject to sudden and severe price declines.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

The BB&T Equity Index Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500® Stock Index1. The Fund employs a two-tier structure, commonly referred to as “master-feeder”. The BB&T Equity Index Fund (the “Feeder Fund”) invests all of its investable assets in the S&P 500® Index Master portfolio (“Master Portfolio”). For simplicity sake, all discussion of the Feeder Fund’s investment objective, strategies, risks and holdings refer also to the Master Portfolio’s objectives, strategies, risks, and holdings unless otherwise indicated.

Dear Shareholders:

We are pleased to send you this semi-annual report for the BB&T Equity Index Fund. During the six-month period that ended June 30, 2004, the Fund returned a modest 3.08% (Class A Shares without sales charge). In comparison, the Fund’s benchmark index, the S&P 500 Index, returned 3.44% for the period.

Following a very strong year in 2003, stocks cooled off during the first half of 2004 and delivered muted gains. Early in our reporting period, unstable economic indicators and lack of job growth spurred concerns about the sustainability of an economic recovery, and dampened investor confidence. Although some indicators–including consumer sentiment and capital goods spending–were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical worries, exacerbated by events such as the Madrid bombings, also hurt investor sentiment.

As the reporting period progressed, concerns about economic growth were replaced with worries about inflation. At its June 30 meeting, the Federal Reserve Board (the “Fed”) raised its key short-term interest rate to 1.25% from a 46-year low of 1.00%, marking its first rate increase in four years. Despite the increase, however, our research shows that the Fed has stressed that it does not intend to continue raising rates in a hurry, but would instead take “a measured approach” to further rate hikes.

The percentage of the Fund’s assets invested in any given stock is approximately the same as the percentage that the stock represents in our benchmark, the S&P 500 Index. During our reporting period, the bestperforming sector in the Index was Energy (6.56% of the Index as of June 30, 2004), which returned 13.14%. Industrials (11.46% of the Index) and Consumer staples (11.13% of the Index) gained 7.37% and 6.13%, respectively. However, Materials (2.96% of the Index) and Information Technology (17.21% of the Index), leading sectors in 2003, were this period’s laggards, with returns of just 0.73% and 0.31%, respectively.† Among the Fund’s 10 largest holdings, oil giant Exxon Mobil Corp. (2.7% of the Fund’s assets) registered the strongest gains, thanks in part to higher oil prices.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

LETTER FROM THE PRESIDENT AND THE INVESTMENT ADVISOR, CONTINUED

Health care product company Johnson & Johnson (1.5% of the Fund’s assets) also performed well, as it enjoyed stronger revenue levels than in previous reporting periods. Among financial stocks, American International Group Inc. (1.7% of the Fund’s assets) and Bank of America Corp. (1.6% of the Fund’s assets) both posted gains. Chip maker Intel Corp. (1.6% of the Fund’s assets) was the worst performer among the Fund’s 10 largest holdings, giving back some of the robust gains it had achieved in 2003. Technology bellwether Microsoft Corp. (2.8% of the Fund’s assets), however, posted moderate gains during the reporting period.†

Looking ahead, we acknowledge that geopolitical instability, rising oil prices and the November elections could challenge stock prices. Longer-term, however, we believe U.S. companies should enjoy moderately strong earnings and cash flows, and the stocks owned by the Fund could continue to produce positive returns.

Sincerely,

George O. Martinez

President

BB&T Funds

Keith F. Karlawish

President

BB&T Asset Management, Inc.

Average Annual Total Return				As of June 30, 2004
Class	Inception Date	Six Months††	1 Year	5 Year	10 Year
A Shares*	9/11/00[2]	–2.88%	11.78%	–3.87%	10.43%
B Shares**	9/11/00[2]	–2.23%	13.77%	–3.51%	10.22%
C Shares***	5/1/01[3]	1.70%	17.74%	–3.32%	10.33%
S&P 500 Index		3.44%	19.10%	–2.20%	11.82%
†	Portfolio composition is subject to change.
††	Aggregate Return
*	Reflects 5.75% maximum sales charge.
**	Reflects the applicable contingent deferred sales charge (CDSC), maximum of 5.00%.
***	Reflects the applicable maximum CDSC of 1.00% (applicable only to redemptions within one year of purchase).

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains but does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or redemptions. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.bbtfunds.com.

[1]	“S&P” 500 is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Index does not reflect the deduction of expenses associated with a fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest directly in the underlying securities.
[2]	The performance of the BB&T Equity Index Fund, which commenced operations on 9/11/00, is based on the historical performance of the “master portfolio”, which commenced operations on 7/2/93. The performance has been adjusted to reflect the deduction of fees for services associated with the Fund, such as Administration and fund accounting fees.
[3]	Class C Shares were not in existence before 5/1/01. Performance for periods prior to that is based on the historical performance of Class B Shares and has been adjusted for the maximum CDSC applicable to Class C Shares.

A portion of the the Fund’s fees have been voluntarily waived. If the fees had not been waived, the Fund’s total return would have been lower.

This material must be preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
June 30, 2004
(Unaudited)
Assets:
Investment in S&P 500 Index Master Portfolio, at value (Note 1)	$139,422,704
Receivable for capital shares issued	376,754
Receivable due from Administrator	6,988
Prepaid expenses	1,415

Total Assets	139,807,861

Liabilities:
Dividends payable	682,798
Payable for capital shares redeemed	338,627
Accrued expenses and other payables:
Distribution fees	41,436
Other	21,040

Total Liabilities	1,083,901

Net Assets:
Capital	135,467,337
Undistributed net investment income	12,312
Net realized gains from investment transactions	20,666,052
Net unrealized depreciation on investments	(17,421,741)

Net Assets	$138,723,960

Net Assets
Class A Shares	$123,244,120
Class B Shares	14,595,991
Class C Shares	883,849

Total	$138,723,960

Outstanding Units of Beneficial Interests (Shares)
Class A Shares	16,039,022
Class B Shares	1,929,029
Class C Shares	115,959

Total	18,084,010

Net Asset Value
Class A Shares — redemption price per share	$7.68
Class B Shares — offering price per share*	7.57
Class C Shares — offering price per share*	7.62

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$8.15

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended June 30, 2004
(Unaudited)
Net Investment Income Allocated from Master Portfolio:
Dividend income	$1,018,611
Interest income	63,095
Expenses	(33,228)

Net Investment Income Allocated from Master Portfolio	1,048,478

Expenses:
Administration and transfer agent fees (Note 3)	169,308
Distribution fees — Class A Shares	293,068
Distribution fees — Class B Shares	69,277
Distribution fees — Class C Shares	4,544
Fund accounting fees	14,883
Legal fees	13,840
Printing fees	18,360
Audit fees	18,724
Custodian fees	3,059
Other	12,289

Gross expenses	617,352
Expenses waived by the Administrator	(145,888)
Expenses waived by the Distributor	(146,534)

Total Expenses	324,930

Net Investment Income	723,548

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio:
Net realized gains from investment transactions	28,526,839
Change in unrealized appreciation/depreciation from investments	(25,234,805)

Net realized/unrealized gains allocated from Master Portfolio	3,292,034

Change in net assets from operations	$4,015,582

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2004	For the Year Ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$723,548	$1,197,756
Net realized gains (losses) from investment transactions	28,526,839	(327,323)
Change in unrealized appreciation/depreciation from investments	(25,234,805)	26,606,785

Change in net assets from operations	4,015,582	27,477,218

Dividends to Class A Shareholders:
Net investment income	(654,209)	(1,150,351)
Dividends to Class B Shareholders:
Net investment income	(27,326)	(61,649)
Dividends to Class C Shareholders:
Net investment income	(1,263)	(4,698)

Change in net assets from shareholder dividends	(682,798)	(1,216,698)

Capital Transactions:
Proceeds from shares issued
Class A Shares	16,838,638	78,665,773
Class B Shares	2,019,215	3,158,939
Class C Shares	174,156	446,509
Dividends reinvested
Class A Shares	1,072,738	568,436
Class B Shares	61,174	27,337
Class C Shares	4,722	4,118
Cost of shares redeemed
Class A Shares	(6,912,989)	(50,111,791)
Class B Shares	(888,908)	(1,368,404)
Class C Shares	(128,232)	(615,639)

Change in net assets from capital transactions	12,240,514	30,775,278

Change in net assets	15,573,298	57,035,798
Net Assets:
Beginning of Year	123,150,662	66,114,864

End of period	$138,723,960	$123,150,662

Undistributed net investment income (loss)	$12,312	$(28,438)

Share Transactions:
Issued
Class A Shares	2,203,320	12,756,540
Class B Shares	269,019	492,868
Class C Shares	22,923	70,088
Reinvested
Class A Shares	143,223	96,345
Class B Shares	8,289	4,689
Class C Shares	635	703
Redeemed
Class A Shares	(909,779)	(7,846,114)
Class B Shares	(118,623)	(215,293)
Class C Shares	(17,144)	(93,669)

Change in shares	1,601,863	5,266,157

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
	For the Six Months Ended June 30, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001	September 11, 2000 thru December 31, 2000(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.48	$5.90	$7.70	$8.83	$10.00

Investment Activities
Net investment income	0.04	0.08	0.06	0.05	0.02
Net realized and unrealized gains (losses) from investments	0.20	1.58	(1.80)	(1.13)	(1.17)

Total from Investment Activities	0.24	1.66	(1.74)	(1.08)	(1.15)

Dividends:
Net investment income	(0.04)	(0.08)	(0.06)	(0.05)	(0.02)

Total Dividends	(0.04)	(0.08)	(0.06)	(0.05)	(0.02)

Net Asset Value — End of Period	$7.68	$7.48	$5.90	$7.70	$8.83

Total Return (excludes sales charge)(b)	3.08%	28.28%	(22.56)%	(12.24)%	(11.50)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$123,244	$109,282	$56,661	$39,700	$13,632
Ratio of expenses to average net assets(c)	0.46%	0.48%	0.55%	0.54%	0.55%
Ratio of net investment income to average net assets(c)	1.18%	1.31%	1.08%	0.74%	1.42%
Ratio of expenses to average net assets*(c)	0.93%	0.95%	1.05%	1.10%	1.31%
Portfolio turnover(d)	6%	8%	12%	9%	10%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from the commencement of operations.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
	For the Six Months Ended June 30, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001	September 11, 2000 thru December 31, 2000(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.37	$5.83	$7.60	$8.82	$10.00

Investment Activities
Net investment income	0.01	0.03	0.02	— (b)	0.02
Net realized and unrealized gains (losses) from investments	0.20	1.54	(1.77)	(1.18)	(1.18)

Total from Investment Activities	0.21	1.57	(1.75)	(1.18)	(1.16)

Dividends
Net investment income	(0.01)	(0.03)	(0.02)	(0.04)	(0.02)

Total Dividends	(0.01)	(0.03)	(0.02)	(0.04)	(0.02)

Net Asset Value — End of Period	$7.57	$7.37	$5.83	$7.60	$8.82

Total Return (excludes sales charge)(c)	2.77%	27.18%	(23.05)%	(13.37)%	(11.61)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$14,596	$13,055	$8,678	$8,067	$929
Ratio of expenses to average net assets(d)	1.21%	1.23%	1.30%	1.17%	1.30%
Ratio of net investment income to average net assets(d)	0.43%	0.54%	0.34%	0.74%	1.92%
Ratio of expenses to average net assets*(d)	1.43%	1.45%	1.56%	1.37%	1.81%
Portfolio turnover(e)	6%	8%	12%	9%	10%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Amount less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
	For the Six Months Ended June 30, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	May 1, 2001 thru December 31, 2001(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.42	$5.86	$7.56	$8.34

Investment Activities
Net investment income	0.01	0.04	0.03 (b)	— (c)
Net realized and unrealized gains (losses) from investments	0.20	1.56	(1.70)	(0.72)

Total from Investment Activities	0.21	1.60	(1.67)	(0.72)

Dividends
Net investment income	(0.01)	(0.04)	(0.03)	(0.06)

Total Dividends	(0.01)	(0.04)	(0.03)	(0.06)

Net Asset Value — End of Period	$7.62	$7.42	$5.86	$7.56

Total Return (excludes sales charge)(d)	2.70%	27.35%	(22.08)%	(8.68)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$884	$813	$776	$107
Ratio of expenses to average net assets(e)	1.21%	1.23%	1.30%	1.01%
Ratio of net investment income to average net assets(e)	0.43%	0.52%	0.41%	1.09%
Ratio of expenses to average net assets*(e)	1.43%	1.45%	1.56%	1.52%
Portfolio turnover(f)	6%	8%	12%	9%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Amount less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

Each class of shares has identical rights and privileges with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Security Valuation—The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 6% in the net assets of the Master Portfolio at June 30, 2004. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

(B)	Distributions to Shareholders—Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

(C)	Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(D)	Expenses—Expenses directly attributable to a class of shares are charged directly to that class.

(E)	Securities Transactions and Income Recognition—The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

Continued

BB&T FUNDS

Notes to Financial Statements, Continued

June 30, 2004

(Unaudited)

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T”) exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T will receive an investment advisory fee from the Fund. For the period ended June 30, 2004, all of the Fund’s assets were invested in the Master Portfolio and BB&T received no fees.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain officers of the Fund are affiliated, serves the Fund as administrator, distributor and transfer agent. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. BISYS, administrator for the Fund, and BISYS Ohio, transfer agent for the Fund, receives compensation at a rate of 0.22% of the average net assets of the Fund. The fee is accrued daily and payable on a monthly basis. BISYS Ohio may use its fees to pay advertising and marketing expenses for the benefit of the Fund. For the period ended June 30, 2004, BISYS has agreed to waive all of its fee for the Fund, the amount of such waiver was $145,888.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the Fund. For the period ended June 30, 2004, BISYS received $109,397 from commissions earned on sales of shares of the Fund, of which $85,970 was allowed to affiliated broker/dealer of the Fund. BISYS waived fees totaling $146,534 for distribution for the period ended June 30, 2004.

4.	Federal Income Taxes:

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

As of the latest tax year end of December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$10,695	2008
740,335	2009
3,648,463	2010
715,833	2011

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October losses of $9,457, which will be treated as arising on the first business day of the fiscal year ending December 31, 2004.

Other	Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-(800) 228-1872; (ii) on the Fund’s website www.bbtfunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-(800) 228-1872 or on the Fund’s website, www.bbtfunds.com, and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2004 (Unaudited)

Common Stocks (97.73%):
Security	Shares	Value
Advertising (0.18%):
Interpublic Group of Companies Inc.(1)	84,864	$1,165,183
Omnicom Group Inc.	38,895	2,951,742

		4,116,925

Aerospace & Defense (1.64%):
Boeing Co. (The)	172,210	8,798,209
General Dynamics Corp.	40,583	4,029,892
Goodrich (B.F.) Co.	24,080	778,506
Lockheed Martin Corp.	92,158	4,799,589
Northrop Grumman Corp.	73,912	3,969,074
Raytheon Co.	91,203	3,262,331
Rockwell Collins Inc.	36,245	1,207,683
United Technologies Corp.	105,327	9,635,314

		36,480,598

Agriculture (1.14%):
Altria Group Inc.	419,071	20,974,504
Monsanto Co.	53,875	2,074,187
R.J. Reynolds Tobacco Holdings Inc.	17,327	1,171,132
UST Inc.	33,945	1,222,020

		25,441,843

Airlines (0.13%):
Delta Air Lines Inc.(1)	25,289	180,058
Southwest Airlines Co.	161,133	2,702,200

		2,882,258

Apparel (0.33%):
Jones Apparel Group Inc.	25,855	1,020,755
Liz Claiborne Inc.	22,344	803,937
Nike Inc. Class B	53,722	4,069,441
Reebok International Ltd.	12,049	433,523
VF Corp.	22,125	1,077,487

		7,405,143

Auto Manufacturers (0.62%):
Ford Motor Company	374,806	5,865,714
General Motors Corp.	115,202	5,367,261
Navistar International Corp.(1)	14,066	545,198
PACCAR Inc.	35,825	2,077,463

		13,855,636

Auto Parts & Equipment (0.22%):
Cooper Tire & Rubber Co.	15,125	347,875
Dana Corp.	30,434	596,506
Delphi Corp.	114,714	1,225,146
Goodyear Tire & Rubber Co. (The)(1)	35,918	326,495
Johnson Controls Inc.	38,640	2,062,603
Visteon Corp.	26,782	312,546

		4,871,171

Banks (6.64%):
AmSouth Bancorp	71,872	1,830,580
Bank of America Corp.	417,114	35,296,187
Bank of New York Co. Inc. (The)	158,348	4,668,099
Bank One Corp.	229,151	11,686,701
BB&T Corp.	114,405	4,229,553
Charter One Financial Inc.	45,578	2,014,092
Comerica Inc.	35,770	1,963,058
Fifth Third Bancorp	115,478	6,210,407

Common Stocks, continued
Security	Shares	Value
Banks, continued
First Horizon National Corp.	25,687	$1,167,988
Huntington Bancshares Inc.	46,853	1,072,934
KeyCorp	84,617	2,529,202
M&T Bank Corp.	24,463	2,135,620
Marshall & Ilsley Corp.	45,970	1,796,967
Mellon Financial Corp.	87,534	2,567,372
National City Corp.	138,499	4,848,850
North Fork Bancorp Inc.	35,055	1,333,843
Northern Trust Corp.	45,103	1,906,955
PNC Financial Services Group	57,451	3,049,499
Regions Financial Corp.	45,282	1,655,057
SouthTrust Corp.	67,924	2,636,130
State Street Corp.	68,414	3,355,023
SunTrust Banks Inc.	57,631	3,745,439
Synovus Financial Corp.	61,764	1,563,864
U.S. Bancorp	388,293	10,701,355
Union Planters Corp.	38,605	1,150,815
Wachovia Corp.	269,277	11,982,826
Wells Fargo & Co.	345,411	19,767,872
Zions Bancorporation	18,398	1,130,557

		147,996,845

Beverages (2.65%):
Anheuser-Busch Companies Inc.	164,830	8,900,820
Brown-Forman Corp. Class B	24,845	1,199,268
Coca-Cola Co. (The)	498,426	25,160,544
Coca-Cola Enterprises Inc.	95,703	2,774,430
Coors (Adolf) Co. Class B	7,455	539,295
Pepsi Bottling Group Inc.	53,378	1,630,164
PepsiCo Inc.	349,412	18,826,319

		59,030,840

Biotechnology (1.09%):
Amgen Inc.(1)	260,401	14,210,083
Biogen Idec Inc.(1)	69,275	4,381,644
Chiron Corp.(1)	38,421	1,715,113
Genzyme Corp.(1)	46,052	2,179,641
MedImmune Inc.(1)	50,678	1,185,865
Millipore Corp.(1)	9,995	563,418

		24,235,764

Building Materials (0.25%):
American Standard Companies Inc.(1)	44,514	1,794,359
Masco Corp.	90,303	2,815,648
Vulcan Materials Co.	20,822	990,086

		5,600,093

Chemicals (1.50%):
Air Products & Chemicals Inc.	46,517	2,439,817
Ashland Inc.	14,049	741,928
Dow Chemical Co. (The)	191,118	7,778,503
Du Pont (E.I.) de Nemours and Co.	204,250	9,072,785
Eastman Chemical Co.	15,842	732,376
Ecolab Inc.	52,747	1,672,080
Engelhard Corp.	25,674	829,527
Great Lakes Chemical Corp.	10,365	280,477
Hercules Inc.(1)	22,719	276,945
International Flavors & Fragrances Inc.	19,167	716,846

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2004 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Chemicals, continued
PPG Industries Inc.	34,791	$2,174,090
Praxair Inc.	66,559	2,656,370
Rohm & Haas Co.	45,584	1,895,383
Sherwin-Williams Co. (The)	29,655	1,232,165
Sigma-Aldrich Corp.	14,196	846,224

		33,345,516

Commercial Services (0.93%):
Apollo Group Inc. Class A(1)	36,098	3,187,092
Block (H & R) Inc.	36,233	1,727,589
Cendant Corp.	208,066	5,093,456
Convergys Corp.(1)	29,271	450,773
Deluxe Corp.	10,352	450,312
Donnelley (R.R.) & Sons Co.	44,059	1,454,828
Equifax Inc.	28,477	704,806
McKesson Corp.	59,646	2,047,647
Moody’s Corp.	30,456	1,969,285
Paychex Inc.	77,177	2,614,757
Robert Half International Inc.	35,058	1,043,677

		20,744,222

Computers (3.87%):
Affiliated Computer Services Inc. Class A(1)	27,812	1,472,367
Apple Computer Inc.(1)	77,351	2,517,002
Computer Sciences Corp.(1)	38,349	1,780,544
Dell Inc.(1)	516,465	18,499,776
Electronic Data Systems Corp.	98,339	1,883,192
EMC Corp.(1)	498,668	5,684,815
Gateway Inc.(1)	73,745	331,852
Hewlett-Packard Co.	624,176	13,170,114
International Business Machines Corp.	344,833	30,397,029
Lexmark International Inc.(1)	26,443	2,552,543
NCR Corp.(1)	19,360	960,062
Network Appliance Inc.(1)	70,619	1,520,427
Sun Microsystems Inc.(1)	677,274	2,939,369
SunGard Data Systems Inc.(1)	58,802	1,528,852
Unisys Corp.(1)	67,654	939,038

		86,176,982

Cosmetics & Personal Care (2.51%):
Alberto-Culver Co.	18,259	915,506
Avon Products Inc.	96,814	4,466,998
Colgate-Palmolive Co.	109,161	6,380,460
Gillette Co. (The)	205,670	8,720,408
Kimberly-Clark Corp.	102,829	6,774,375
Procter & Gamble Co.	525,977	28,634,188

		55,891,935

Distribution & Wholesale (0.11%):
Genuine Parts Co.	35,617	1,413,283
Grainger (W.W.) Inc.	18,676	1,073,870

		2,487,153

Diversified Financial Services (7.52%):
American Express Co.	261,695	13,445,889
Bear Stearns Companies Inc. (The)	21,225	1,789,480
Capital One Financial Corp.	48,859	3,340,978
Citigroup Inc.	1,057,128	49,156,452

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
Countrywide Financial Corp.	56,956	$4,001,159
E*TRADE Financial Corp.(1)	74,853	834,611
Federal Home Loan Mortgage Corporation	141,083	8,930,554
Federal National Mortgage Association	198,450	14,161,392
Federated Investors Inc. Class B	22,236	674,640
Franklin Resources Inc.	51,369	2,572,560
Goldman Sachs Group Inc. (The)	98,727	9,296,134
Janus Capital Group Inc.	49,279	812,611
JP Morgan Chase & Co.	425,469	16,495,433
Lehman Brothers Holdings Inc.	56,539	4,254,560
MBNA Corp.	261,550	6,745,375
Merrill Lynch & Co. Inc.	196,878	10,627,474
Morgan Stanley	224,525	11,848,184
Providian Financial Corp.(1)	59,414	871,603
Schwab (Charles) Corp. (The)	277,680	2,668,505
SLM Corp.	90,299	3,652,595
T. Rowe Price Group Inc.	25,664	1,293,466

		167,473,655

Electric (2.42%):
AES Corp. (The)(1)	129,069	1,281,655
Allegheny Energy Inc.(1)	26,010	400,814
Ameren Corp.	37,144	1,595,706
American Electric Power Co. Inc.	80,865	2,587,680
Calpine Corp.(1)	84,524	365,144
CenterPoint Energy Inc.	62,675	720,762
Cinergy Corp.	36,446	1,384,948
CMS Energy Corp.(1)	32,960	300,925
Consolidated Edison Inc.	49,099	1,952,176
Constellation Energy Group Inc.	34,246	1,297,923
Dominion Resources Inc.	66,580	4,199,866
DTE Energy Co.	35,177	1,426,076
Duke Energy Corp.	186,473	3,783,537
Edison International	66,703	1,705,596
Entergy Corp.	46,833	2,623,116
Exelon Corp.	134,790	4,487,159
FirstEnergy Corp.	67,513	2,525,661
FPL Group Inc.	37,652	2,407,845
NiSource Inc.	53,736	1,108,036
PG&E Corp.(1)	85,178	2,379,873
Pinnacle West Capital Corp.	18,689	754,849
PPL Corp.	36,295	1,665,940
Progress Energy Inc.	50,161	2,209,592
Public Service Enterprise Group Inc.	48,137	1,926,924
Southern Company	150,383	4,383,664
TECO Energy Inc.	38,460	461,135
TXU Corp.	66,292	2,685,489
Xcel Energy Inc.	81,651	1,364,388

		53,986,479

Electrical Components & Equipment (0.35%):
American Power Conversion Corp.	40,636	798,497
Emerson Electric Co.	86,143	5,474,388
Molex Inc.	38,966	1,250,029
Power-One Inc.(1)	17,065	187,374

		7,710,288

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2004 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Electronics (0.58%):
Agilent Technologies Inc.(1)	97,996	$2,869,323
Applera Corp. — Applied Biosystems Group	42,215	918,176
Jabil Circuit Inc.(1)	40,881	1,029,384
Parker Hannifin Corp.	24,275	1,443,391
PerkinElmer Inc.	25,979	520,619
Sanmina-SCI Corp.(1)	105,885	963,553
Solectron Corp.(1)	196,198	1,269,401
Symbol Technologies Inc.	47,210	695,875
Tektronix Inc.	17,300	588,546
Thermo Electron Corp.(1)	33,345	1,025,025
Thomas & Betts Corp.	11,977	326,134
Waters Corp.(1)	24,861	1,187,859

		12,837,286

Engineering & Construction (0.04%):
Fluor Corp.	16,800	800,856

		800,856

Entertainment (0.12%):
International Game Technology Inc.	70,867	2,735,466

		2,735,466

Environmental Control (0.20%):
Allied Waste Industries Inc.(1)	65,534	863,738
Waste Management Inc.	118,724	3,638,891

		4,502,629

Food (1.81%):
Albertson’s Inc.	75,101	1,993,181
Archer-Daniels-Midland Co.	132,389	2,221,487
Campbell Soup Co.	83,994	2,257,759
ConAgra Foods Inc.	108,821	2,946,873
General Mills Inc.	77,026	3,661,046
Heinz (H.J.) Co.	72,033	2,823,694
Hershey Foods Corp.	53,274	2,464,988
Kellogg Co.	83,964	3,513,893
Kroger Co.(1)	152,533	2,776,101
McCormick & Co. Inc.	28,407	965,838
Safeway Inc.(1)	90,548	2,294,486
Sara Lee Corp.	161,770	3,719,092
SUPERVALU Inc.	27,457	840,459
Sysco Corp.	131,307	4,709,982
Winn-Dixie Stores Inc.	29,013	208,894
Wrigley (William Jr.) Co.	46,005	2,900,615

		40,298,388

Forest Products & Paper (0.62%):
Boise Cascade Corp.	17,697	666,115
Georgia-Pacific Corp.	52,026	1,923,921
International Paper Co.	98,993	4,424,987
Louisiana-Pacific Corp.	21,687	512,898
MeadWestvaco Corp.	41,065	1,206,900
Plum Creek Timber Co. Inc.	37,454	1,220,251
Temple-Inland Inc.	11,113	769,575
Weyerhaeuser Co.	49,114	3,100,076

		13,824,723

Common Stocks, continued
Security	Shares	Value
Gas (0.15%):
KeySpan Corp.	32,555	$1,194,769
Nicor Inc.	9,020	306,409
Peoples Energy Corp.	7,539	317,769
Sempra Energy	46,641	1,605,850

		3,424,797

Hand & Machine Tools (0.10%):
Black & Decker Corp.	15,912	988,613
Snap-On Inc.	11,933	400,352
Stanley Works (The)	16,597	756,491

		2,145,456

Health Care-Products (3.57%):
Bard (C.R.) Inc.	21,236	1,203,019
Bausch & Lomb Inc.	10,736	698,592
Baxter International Inc.	124,924	4,311,127
Becton, Dickinson & Co.	51,974	2,692,253
Biomet Inc.	52,332	2,325,634
Boston Scientific Corp.(1)	170,458	7,295,602
Guidant Corp.	63,929	3,572,353
Johnson & Johnson	607,353	33,829,562
Medtronic Inc.	248,116	12,088,212
St. Jude Medical Inc.(1)	35,868	2,713,414
Stryker Corp.	81,666	4,491,630
Zimmer Holdings Inc.(1)	49,760	4,388,832

		79,610,230

Health Care-Services (1.17%):
Aetna Inc.	31,235	2,654,975
Anthem Inc.(1)	28,304	2,534,906
HCA Inc.	99,826	4,151,763
Health Management Associates Inc. Class A	49,108	1,101,001
Humana Inc.(1)	32,971	557,210
Manor Care Inc.	18,242	596,149
Quest Diagnostics Inc.	21,281	1,807,821
Tenet Healthcare Corp.(1)	95,155	1,276,029
UnitedHealth Group Inc.	126,251	7,859,125
WellPoint Health Networks Inc.(1)	31,722	3,553,181

		26,092,160

Home Builders (0.14%):
Centex Corp.	25,449	1,164,292
KB Home	9,492	651,436
Pulte Homes Inc.	25,693	1,336,807

		3,152,535

Home Furnishings (0.11%):
Leggett & Platt Inc.	39,281	1,049,196
Maytag Corp.	16,086	394,268
Whirlpool Corp.	14,256	977,962

		2,421,426

Household Products & Wares (0.27%):
Avery Dennison Corp.	22,616	1,447,650
Clorox Co.	43,199	2,323,242
Fortune Brands Inc.	29,857	2,252,114

		6,023,006

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2004 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Housewares (0.06%):
Newell Rubbermaid Inc.	56,179	$1,320,207

		1,320,207

Insurance (4.78%):
ACE Ltd.	57,617	2,436,047
AFLAC Inc.	104,518	4,265,380
Allstate Corp. (The)	144,017	6,703,991
Ambac Financial Group Inc.	21,999	1,615,607
American International Group Inc.	533,581	38,033,654
AON Corp.	64,190	1,827,489
Chubb Corp.	38,621	2,633,180
CIGNA Corp.	28,763	1,979,182
Cincinnati Financial Corp.	34,487	1,500,874
Hartford Financial Services Group Inc.	59,533	4,092,298
Jefferson-Pilot Corp.	28,879	1,467,053
Lincoln National Corp.	36,438	1,721,696
Loews Corp.	37,966	2,276,441
Marsh & McLennan Cos. Inc.	107,488	4,877,805
MBIA Inc.	29,507	1,685,440
MetLife Inc.	155,148	5,562,056
MGIC Investment Corp.	20,149	1,528,503
Principal Financial Group Inc.	65,876	2,291,167
Progressive Corp. (The)	44,317	3,780,240
Prudential Financial Inc.	108,025	5,019,922
SAFECO Corp.	28,369	1,248,236
St. Paul Travelers Companies Inc.	136,116	5,518,143
Torchmark Corp.	23,039	1,239,498
UNUMProvident Corp.	60,617	963,810
XL Capital Ltd. Class A	28,097	2,120,200

		106,387,912

Internet (1.15%):
eBay Inc.(1)	134,274	12,346,494
Monster Worldwide Inc.(1)	23,501	604,446
Symantec Corp.(1)	63,313	2,771,843
Yahoo! Inc.(1)	275,000	9,990,750

		25,713,533

Iron & Steel (0.10%):
Allegheny Technologies Inc.	16,526	298,294
Nucor Corp.	16,030	1,230,463
United States Steel Corp.	22,733	798,383

		2,327,140

Leisure Time (0.51%):
Brunswick Corp.	19,086	778,709
Carnival Corp.	128,939	6,060,133
Harley-Davidson Inc.	60,696	3,759,510
Sabre Holdings Corp.	29,112	806,694

		11,405,046

Lodging (0.31%):
Harrah’s Entertainment Inc.	22,849	1,236,131
Hilton Hotels Corp.	77,649	1,448,930
Marriott International Inc. Class A	46,678	2,328,299
Starwood Hotels & Resorts Worldwide Inc.	42,060	1,886,391

		6,899,751

Common Stocks, continued
Security	Shares	Value
Machinery (0.50%):
Caterpillar Inc.	70,197	$5,576,450
Cummins Inc.	8,657	541,063
Deere & Co.	50,729	3,558,132
Rockwell Automation Inc.	38,159	1,431,344

		11,106,989

Manufacturing (5.70%):
Cooper Industries Ltd.	19,103	1,134,909
Crane Co.	12,170	382,016
Danaher Corp.	62,864	3,259,498
Dover Corp.	41,462	1,745,550
Eastman Kodak Co.	58,669	1,582,890
Eaton Corp.	31,110	2,014,061
General Electric Co.	2,157,606	69,906,434
Honeywell International Inc.	176,080	6,449,810
Illinois Tool Works Inc.	63,207	6,060,919
Ingersoll-Rand Co. Class A	35,641	2,434,637
ITT Industries Inc.	18,887	1,567,621
Pall Corp.	25,585	670,071
Textron Inc.	27,845	1,652,601
3M Co.	160,166	14,416,542
Tyco International Ltd.	409,686	13,576,994

		126,854,553

Media (3.32%):
Clear Channel Communications Inc.	126,006	4,655,922
Comcast Corp. Class A(1)	459,222	12,871,993
Dow Jones & Co. Inc.	16,694	752,899
Gannett Co. Inc.	55,581	4,716,048
Knight Ridder Inc.	16,357	1,177,704
McGraw-Hill Companies Inc. (The)	39,218	3,002,922
Meredith Corp.	10,272	564,549
New York Times Co. Class A	30,497	1,363,521
Time Warner Inc.(1)	931,594	16,377,423
Tribune Co.	67,424	3,070,489
Univision Communications Inc. Class A(1)	66,013	2,107,795
Viacom Inc. Class B	354,837	12,674,778
Walt Disney Co. (The)	419,131	10,683,649

		74,019,692

Metal Fabricate & Hardware (0.02%):
Worthington Industries Inc.	17,637	362,088

		362,088

Mining (0.54%):
Alcoa Inc.	177,597	5,866,029
Freeport-McMoRan Copper & Gold Inc.	35,831	1,187,798
Newmont Mining Corp.	90,284	3,499,408
Phelps Dodge Corp.(1)	18,948	1,468,659

		12,021,894

Office & Business Equipment (0.20%):
Pitney Bowes Inc.	47,652	2,108,601
Xerox Corp.(1)	162,804	2,360,658

		4,469,259

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2004 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Oil & Gas (5.55%):
Amerada Hess Corp.	18,401	$1,457,175
Anadarko Petroleum Corp.	51,358	3,009,579
Apache Corp.	66,343	2,889,238
Burlington Resources Inc.	81,326	2,942,375
ChevronTexaco Corp.	218,818	20,592,962
ConocoPhillips	140,076	10,686,398
Devon Energy Corp.	48,846	3,223,836
EOG Resources Inc.	23,562	1,406,887
Exxon Mobil Corp.	1,337,674	59,406,102
Kerr-McGee Corp.	30,581	1,644,340
Marathon Oil Corp.	70,300	2,660,152
Nabors Industries Ltd.(1)	30,011	1,357,097
Noble Corp.(1)	27,390	1,037,807
Occidental Petroleum Corp.	79,737	3,860,068
Rowan Companies Inc.(1)	21,144	514,434
Sunoco Inc.	15,701	998,898
Transocean Inc.(1)	65,490	1,895,281
Unocal Corp.	53,567	2,035,546
Valero Energy Corp.	26,151	1,928,898

		123,547,073

Oil & Gas Services (0.65%):
Baker Hughes Inc.	68,542	2,580,606
BJ Services Co.(1)	32,643	1,496,355
Halliburton Co.	89,680	2,713,717
Schlumberger Ltd.	120,188	7,633,140

		14,423,818

Packaging & Containers (0.14%):
Ball Corp.	11,534	831,025
Bemis Co.	21,755	614,579
Pactiv Corp.(1)	32,180	802,569
Sealed Air Corp.(1)	17,398	926,791

		3,174,964

Pharmaceuticals (7.01%):
Abbott Laboratories	319,398	13,018,662
Allergan Inc.	26,701	2,390,274
AmerisourceBergen Corp.	22,909	1,369,500
Bristol-Myers Squibb Co.	396,973	9,725,839
Cardinal Health Inc.	88,312	6,186,256
Caremark Rx Inc.(1)	93,168	3,068,954
Express Scripts Inc.(1)	16,071	1,273,305
Forest Laboratories Inc.(1)	75,437	4,271,997
Gilead Sciences Inc.(1)	43,735	2,930,245
Hospira Inc.(1)	32,002	883,255
King Pharmaceuticals Inc.(1)	49,376	565,355
Lilly (Eli) & Co.	230,779	16,133,760
Medco Health Solutions Inc.(1)	55,326	2,074,725
Merck & Co. Inc.	454,786	21,602,335
Mylan Laboratories Inc.	54,830	1,110,308
Pfizer Inc.	1,560,575	53,496,511
Schering-Plough Corp.	300,809	5,558,950
Watson Pharmaceuticals Inc.(1)	22,103	594,571
Wyeth	272,618	9,857,867

		156,112,669

Pipelines (0.18%):
Dynegy Inc. Class A(1)	77,220	328,957
El Paso Corp.	128,903	1,015,756

Common Stocks, continued
Security	Shares	Value
Pipelines, continued
Kinder Morgan Inc.	25,229	$1,495,827
Williams Companies Inc.	106,092	1,262,495

		4,103,035

Real Estate Investment Trusts (0.36%):
Apartment Investment & Management Co. Class A	19,289	600,467
Equity Office Properties Trust	81,838	2,225,994
Equity Residential	56,891	1,691,369
ProLogis	36,835	1,212,608
Simon Property Group Inc.	42,322	2,176,197

		7,906,635

Retail (6.57%):
AutoNation Inc.(1)	55,882	955,582
AutoZone Inc.(1)	17,242	1,381,084
Bed Bath & Beyond Inc.(1)	61,133	2,350,564
Best Buy Co. Inc.	66,246	3,361,322
Big Lots Inc.(1)	23,943	346,216
Circuit City Stores Inc.	42,311	547,927
Costco Wholesale Corp.	93,699	3,848,218
CVS Corp.	80,853	3,397,443
Darden Restaurants Inc.	33,757	693,706
Dillards Inc. Class A	17,038	379,947
Dollar General Corp.	68,476	1,339,391
Family Dollar Stores Inc.	35,299	1,073,796
Federated Department Stores Inc.	37,012	1,817,289
Gap Inc. (The)	183,369	4,446,698
Home Depot Inc.	455,072	16,018,534
Kohls Corp.(1)	69,597	2,942,561
Limited Brands Inc.	95,754	1,790,600
Lowe’s Companies Inc.	160,964	8,458,658
May Department Stores Co. (The)	59,080	1,624,109
McDonald’s Corp.	258,235	6,714,110
Nordstrom Inc.	28,127	1,198,491
Office Depot Inc.(1)	64,081	1,147,691
Penney (J.C.) Co. Inc. (Holding Co.)	57,370	2,166,291
RadioShack Corp.	33,600	961,968
Sears, Roebuck and Co.	44,059	1,663,668
Staples Inc.	101,362	2,970,920
Starbucks Corp.(1)	80,805	3,513,401
Target Corp.	186,573	7,923,755
Tiffany & Co.	30,012	1,105,942
TJX Companies Inc.	102,041	2,463,270
Toys R Us Inc.(1)	43,716	696,396
Walgreen Co.	209,864	7,599,175
Wal-Mart Stores Inc.	877,273	46,284,923
Wendy’s International Inc.	23,327	812,713
Yum! Brands Inc.(1)	59,745	2,223,709

		146,220,068

Savings & Loans (0.52%):
Golden West Financial Corp.	31,101	3,307,591
Sovereign Bancorp Inc.	62,539	1,382,112
Washington Mutual Inc.	177,369	6,853,538

		11,543,241

Semiconductors (3.58%):
Advanced Micro Devices Inc.(1)	71,344	1,134,370
Altera Corp.(1)	77,540	1,722,939

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2004 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Semiconductors, continued
Analog Devices Inc.	76,607	$3,606,658
Applied Materials Inc.(1)	344,069	6,750,634
Applied Micro Circuits Corp.(1)	62,887	334,559
Broadcom Corp. Class A(1)	63,959	2,991,362
Intel Corp.	1,323,229	36,521,120
KLA-Tencor Corp.(1)	39,859	1,968,237
Linear Technology Corp.	63,759	2,516,568
LSI Logic Corp.(1)	77,616	591,434
Maxim Integrated Products Inc.	66,316	3,476,285
Micron Technology Inc.(1)	125,005	1,913,827
National Semiconductor Corp.(1)	73,852	1,624,005
Novellus Systems Inc.(1)	30,930	972,439
NVIDIA Corp.(1)	33,187	680,334
PMC-Sierra Inc.(1)	35,356	507,359
QLogic Corp.(1)	19,341	514,277
Teradyne Inc.(1)	39,159	888,909
Texas Instruments Inc.	354,273	8,566,321
Xilinx Inc.	70,639	2,352,985

		79,634,622

Software (5.02%):
Adobe Systems Inc.	48,555	2,257,808
Autodesk Inc.	22,841	977,823
Automatic Data Processing Inc.	121,190	5,075,437
BMC Software Inc.(1)	46,322	856,957
Citrix Systems Inc.(1)	34,211	696,536
Computer Associates International Inc.	119,149	3,343,321
Compuware Corp.(1)	78,655	519,123
Electronic Arts Inc.(1)	61,668	3,363,989
First Data Corp.	178,880	7,963,738
Fiserv Inc.(1)	39,681	1,543,194
IMS Health Inc.	48,730	1,142,231
Intuit Inc.(1)	39,698	1,531,549
Mercury Interactive Corp.(1)	18,611	927,386
Microsoft Corp.	2,207,897	63,057,538
Novell Inc.(1)	77,769	652,482
Oracle Corp.(1)	1,064,080	12,694,474
Parametric Technology Corp.(1)	54,554	272,770
PeopleSoft Inc.(1)	75,581	1,398,249
Siebel Systems Inc.(1)	101,493	1,083,945
Veritas Software Corp.(1)	87,891	2,434,581

		111,793,131

Telecommunications (6.36%):
ADC Telecommunications Inc.(1)	164,833	468,126
Alltel Corp.	63,440	3,211,333
Andrew Corp.(1)	32,239	645,102
AT&T Corp.	161,688	2,365,495
AT&T Wireless Services Inc.(1)	556,837	7,973,906
Avaya Inc.(1)	89,977	1,420,737
BellSouth Corp.	375,466	9,844,719
CenturyTel Inc.	29,131	875,095
CIENA Corp.(1)	117,622	437,554
Cisco Systems Inc.(1)	1,383,372	32,785,916
Citizens Communications Co.(1)	58,240	704,704
Comverse Technology Inc.(1)	39,460	786,832
Corning Inc.(1)	279,624	3,651,889
JDS Uniphase Corp.(1)	293,792	1,113,472

Common Stocks, continued
Security	Shares	Value
Telecommunications, continued
Lucent Technologies Inc.(1)	872,993	$3,299,914
Motorola Inc.	478,678	8,735,874
Nextel Communications Inc. Class A(1)	226,447	6,037,077
QUALCOMM Inc.	165,486	12,077,168
Qwest Communications International Inc.(1)	361,914	1,299,271
SBC Communications Inc.	677,467	16,428,575
Scientific-Atlanta Inc.	31,078	1,072,191
Sprint Corp. (FON Group)	291,014	5,121,846
Tellabs Inc.(1)	85,378	746,204
Verizon Communications Inc.	566,101	20,487,195

		141,590,195

Textiles (0.07%):
Cintas Corp.	34,962	1,666,639

		1,666,639

Toys, Games & Hobbies (0.10%):
Hasbro Inc.	35,726	678,794
Mattel Inc.	87,576	1,598,262

		2,277,056

Transportation (1.45%):
Burlington Northern Santa Fe Corp.	75,997	2,665,215
CSX Corp.	43,816	1,435,850
FedEx Corp.	61,063	4,988,236
Norfolk Southern Corp.	79,928	2,119,691
Ryder System Inc.	13,126	525,959
Union Pacific Corp.	52,700	3,133,015
United Parcel Service Inc. Class B	230,665	17,339,088

		32,207,054

Total Common Stocks (Cost: $2,348,442,898)		2,176,690,568

Short-Term Investments (9.42%):
Security	Shares or Principal	Value
Money Market Funds (4.41%):
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(2)(4)	82,247,859	82,247,859
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(2)(4)	14,198,956	14,198,956
BlackRock Temp Cash Money Market Fund(2)	651,623	651,623
Short-Term Investment Co. — Liquid Assets Money Market Portfolio(2)	1,250,408	1,250,408

		98,348,846

Floating Rate Notes (2.08%):
Beta Finance Inc.
1.07%, 05/04/05(2)(3)	$ 774,489	774,358
1.13%, 10/12/04(2)(3)	645,407	645,389
1.19%, 09/15/04(2)(3)	1,290,814	1,290,787

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2004 (Unaudited)

Short-Term Investments, continued
Security	Principal	Value
Floating Rate Notes, continued
1.27%, 03/15/05(2)(3)	$ 645,407	$645,772
1.34%, 08/23/04(2)(3)	645,407	645,487
Canadian Imperial Bank of Commerce
1.24%, 10/07/04(2)	968,111	968,072
1.38%, 11/22/04(2)	322,704	322,713
1.40%, 10/29/04(2)	1,290,814	1,290,804
CC USA Inc.
1.07%, 07/16/04(2)	322,704	322,560
1.07%, 05/04/05(2)(3)	1,290,814	1,290,597
1.24%, 07/15/04(2)(3)	645,407	645,416
1.29%, 04/15/05(2)(3)	1,290,814	1,290,712
1.51%, 02/15/05(2)(3)	839,029	839,855
DEPFA Bank PLC
1.27%, 06/15/05(2)	1,290,814	1,290,814
Dorada Finance Inc.
1.04%, 07/01/04(2)	451,785	451,785
1.24%, 08/09/04(2)	322,704	322,698
1.48%, 01/18/05(2)(3)	968,111	968,084
Five Finance Inc.
1.28%, 04/29/05(2)(3)	1,032,651	1,032,566
HBOS Treasury Services PLC
1.24%, 04/01/05(2)	826,121	826,059
1.58%, 04/22/05(2)	1,290,814	1,290,814
K2 USA LLC
1.19%, 08/16/04(2)(3)	322,704	322,697
1.26%, 09/27/04(2)(3)	1,394,079	1,394,029
1.46%, 01/12/05(2)(3)	645,407	645,373
Key Bank, NA
1.38%, 07/01/04(2)	3,162,495	3,162,495
Links Finance LLC
1.09%, 07/20/04(2)	516,326	516,320
1.18%, 04/15/05(2)(3)	1,290,814	1,290,611
1.19%, 04/25/05(2)	1,290,814	1,291,500
Nationwide Building Society
1.14%, 07/23/04(2)(3)	968,111	968,111
1.59%, 07/28/05(2)(3)	1,290,814	1,290,814
1.63%, 12/09/04(2)	1,071,376	1,063,566
Nordea Bank PLC
2.11%, 06/07/05(2)	1,290,814	1,290,575
Northern Rock PLC
1.11%, 01/13/05(2)(3)	1,226,274	1,226,274
Permanent Financing PLC
1.13%, 03/10/05(2)	1,290,814	1,290,814
1.14%, 12/10/04(2)	645,407	645,408
Sigma Finance Inc.
1.07%, 07/01/04(2)	645,407	645,408
1.08%, 10/07/04(2)	1,290,814	1,290,745
1.09%, 07/20/04(2)	645,407	645,400
1.24%, 08/06/04(2)	322,704	322,700
Tango Finance Corp.
1.06%, 07/06/04(2)(3)	387,244	387,244
1.08%, 07/15/04(2)(3)	387,244	387,239
1.11%, 04/07/05(2)(3)	473,729	473,692
1.20%, 01/18/05(2)(3)	567,958	567,927
1.20%, 05/17/05(2)(3)	1,071,376	1,071,329
1.23%, 02/25/05(2)(3)	722,856	722,762

Short-Term Investments, continued
Security	Principal	Value
Floating Rate Notes, continued
WhistleJacket Capital LLC
1.20%, 09/15/04(2)(3)	$ 645,407	$645,380
1.26%, 10/20/04(2)	319,735	318,493
1.32%, 02/04/05(2)(3)	322,704	322,666
1.48%, 06/15/05(2)(3)	645,407	645,266
White Pine Finance LLC
1.08%, 07/06/04(2)(3)	774,489	774,488
1.19%, 04/15/05(2)(3)	968,111	967,958
1.20%, 11/15/04(2)(3)	774,489	774,489
1.21%, 05/20/05(2)	580,866	580,815
1.21%, 06/15/05(2)(3)	529,234	529,234
1.27%, 08/26/04(2)(3)	645,407	645,384

		46,272,548

Time Deposits (1.21%):
Abbey National Treasury Services PLC
1.25%, 01/06/05(2)	1,290,814	1,290,814
1.33%, 02/10/05(2)	645,407	645,348
1.39%, 02/02/05(2)	645,407	645,350
1.39%, 04/08/05(2)	903,570	903,466
1.40%, 10/25/04(2)	1,290,814	1,290,753
Bank of New York
1.39%, 11/01/04(2)	1,290,814	1,290,771
1.60%, 12/03/04(2)	322,704	322,634
Bank of Novia Scotia
1.13%, 10/06/04(2)	1,290,814	1,290,814
1.24%, 10/07/04(2)	968,111	968,085
1.42%, 10/29/04(2)	968,111	968,135
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05(2)	645,407	645,597
1.22%, 06/23/05(2)	1,290,814	1,290,435
1.25%, 01/06/05(2)	1,290,814	1,290,847
Prudential Funding LLC
1.60%, 12/01/04(2)	645,407	641,018
SunTrust Bank
1.38%, 07/01/04(2)	2,581,628	2,581,628
Toronto-Dominion Bank
1.22%, 03/23/05(2)	2,258,925	2,258,637
1.34%, 02/10/05(2)	516,326	516,278
1.41%, 11/01/04(2)	968,111	968,078
1.77%, 05/10/05(2)	645,407	645,352
1.90%, 05/11/05(2)	645,407	645,352
UBS Finance (Delaware)
1.10%, 09/08/04(2)	1,290,814	1,288,093
1.11%, 12/17/04(2)	1,936,221	1,926,132
1.13%, 08/09/04(2)	1,290,814	1,289,234
1.14%, 09/29/04(2)	1,290,814	1,287,152

		26,890,003

Commercial Paper (1.00%):
Alpine Securitization Corp.
1.08%, 07/06/04(2)	438,877	438,812
1.22%, 07/13/04(2)	387,244	387,087
Amsterdam Funding Corp.
1.08%, 07/07/04(2)	903,570	903,408
1.11%, 07/09/04(2)	1,523,161	1,522,785
1.18%, 07/20/04(2)	484,055	483,754

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2004 (Unaudited)

Short-Term Investments, continued
Security	Principal	Value
Commercial Paper, continued
1.21%, 07/21/04(2)	$322,704	$322,487
1.22%, 07/19/04(2)	387,244	387,008
Cantabric Finance LLC
1.09%, 07/22/04(2)	968,111	967,496
CRC Funding LLC
1.10%, 07/07/04(2)	503,418	503,325
Edison Asset Securitization
1.06%, 07/07/04(2)	645,407	645,293
1.06%, 07/08/04(2)	322,704	322,637
1.07%, 09/21/04(2)	645,407	643,835
1.45%, 11/09/04(2)	1,290,814	1,284,003
1.59%, 12/02/04(2)	1,290,814	1,282,035
Falcon Asset Securitization Corp.
1.22%, 07/23/04(2)	787,177	786,590
Galaxy Funding Inc.
1.07%, 07/20/04(2)	580,866	580,538
Grampian Funding LLC
1.08%, 07/07/04(2)	387,244	387,175
1.26%, 10/22/04(2)	1,290,814	1,285,730
1.44%, 10/27/04(2)	1,290,814	1,284,722
1.59%, 11/30/04(2)	645,407	641,074
Jupiter Securitization Corp.
1.10%, 07/07/04(2)	451,785	451,702
1.21%, 07/19/04(2)	645,407	645,017
1.24%, 07/23/04(2)	425,969	425,646
New Center Asset Trust
1.22%, 07/19/04(2)	387,244	387,008
Preferred Receivables Funding Corp.
1.23%, 07/21/04(2)	903,570	902,953
Receivables Capital Corp.
1.07%, 07/02/04(2)	535,456	535,440
1.21%, 07/19/04(2)	968,111	967,525
Scaldis Capital LLC
1.21%, 07/15/04(2)	645,407	645,104
1.24%, 07/19/04(2)	322,704	322,503
Sydney Capital Corp.
1.15%, 07/09/04(2)	322,704	322,621
1.25%, 10/22/04(2)	429,583	427,897
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04(2)	231,043	230,962
1.24%, 07/20/04(2)	968,111	967,477

		22,291,649

Repurchase Agreements (0.41%):
Banc of America Securities LLC
1.45%, 07/01/04(2)	2,581,628	2,581,628
Goldman Sachs & Co.
1.60%, 07/01/04(2)	6,454,071	6,454,071

		9,035,699

U.S. Government Agency Notes (0.17%):
Federal Home Loan Mortgage Corporation
1.28%, 08/19/04(2)	516,326	515,426
1.63%, 04/15/05(2)	903,570	905,845
2.06%, 05/31/05(2)	643,510	631,211

Short-Term Investments, continued
Security	Principal	Value
U.S. Government Agency Notes, continued
Federal National Mortgage Association
1.28%, 08/20/04(2)	$1,678,058	$1,675,075

		3,727,557

U.S. Treasury Obligations (0.14%):
U.S. Treasury Bill
1.24%(5), 09/23/04(6)	3,250,000	3,240,211

		3,240,211

Total Short-Term Investments (Cost: $209,806,663)		209,806,513

Total Investments in Securities (107.15%)
(Cost: $2,558,249,561)		2,386,497,081

Other Assets, Less Liabilities (7.15%)		(159,192,736)

Net Assets (100.00%)		$2,227,304,345

(1)	Non-income earning securities.
(2)	All or a portion of this security represents investments of securities lending collateral.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(5)	Yield to maturity.
(6)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)
Assets:
Investments in securities, at value (including securities on loan (a)) (Note 1):
Unaffiliated issuers (Cost: $2,461,802,746)	$2,290,050,266
Affiliates of the investment adviser (Cost: $96,446,815)	96,446,815
Receivables:
Dividends and interest	3,098,642
Due from broker — variation margin	217,350

Total Assets	2,389,813,073

Liabilities:
Payables:
Investment securities purchased	4,723,416
Collateral for securities loaned (Note 4)	157,536,938
Advisory fees (Note 2)	248,374

Total Liabilities	162,508,728

Net Assets	$2,227,304,345

(a)	Securities on loan with a market value of $152,934,417. See Note 4.

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)
Net Investment Income:
Dividends	$26,149,076
Interest	488,747
Securities lending income	108,129

Total investment income	26,745,952

Expenses (Note 2):
Advisory fees	822,541

Total expenses	822,541

Net investment income	25,923,411

Realized and Unrealized Gain (loss):
Net realized loss on sale of investments	(1,449,663)
Net realized gain from in-kind redemptions	559,588,129
Net realized gain on futures contracts	2,642,625
Net change in unrealized appreciation (depreciation) of investments	(452,024,735)
Net change in unrealized appreciation (depreciation) of futures contracts	(931,477)

Net realized and unrealized gain	107,824,879

Net Increase in Net Assets Resulting From Operations	$133,748,290

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2004	For the Year Ended December 31, 2003
	(Unaudited)
Increase (decrease) In Net Assets
Operations:
Net investment income	$25,923,411	$49,900,066
Net realized gain	560,781,091	16,069,488
Net change in unrealized appreciation (depreciation)	(452,956,212)	686,078,250

Net increase in net assets resulting from operations	133,748,290	752,047,804

Interestholder transactions:
Contributions	498,317,517	1,247,904,502
Withdrawals	(2,036,154,059)	(708,478,794)

Net increase (decrease) in net assets resulting from interestholder transactions	(1,537,836,542)	539,425,708

Increase (decrease) in net assets	(1,404,088,252)	1,291,473,512
Net Assets:
Beginning of period	3,631,392,597	2,339,919,085

End of period	$2,227,304,345	$3,631,392,597

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to the Financial Statements

June 30, 2004

(Unaudited)

1.	Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities of the Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees (the “Board”).

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2004

(Unaudited)

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the open futures contracts held by the Master Portfolio were as follows:

Number of Contracts	Position	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
189	Long	S&P 500	09/17/04	$50,992,900	$271,056

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,250,000 for initial margin requirements.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at June 30, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at June 30, 2004. For further information, see Note 4, below.

2.	Agreements and other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of the Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2004

(Unaudited)

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2004, BGI earned $107,236 in securities lending agent fees.

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2004, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the six months ended June 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio’s investment advisor. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

Transactions in shares of issuers affiliated with BGFA for the six months ended June 30, 2004, including interest income, were as follows:

Name of Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	42,866	5,901,950	5,895,787	49,029	$49,029,364	$461,215

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolio’s holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolio also invested in the PMMF for purposes of investing collateral from securities lending.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2004

(Unaudited)

3.	Investment Portfolio Transactions

Investment transactions (excluding short-term investments) for the Master Portfolio, for the six months ended June 30, 2004, were as follows:

Purchases at cost	$198,065,356
Sales proceeds	1,709,047,693

For the six months ended June 30, 2004, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $1,690,310,761. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The in-kind gains or losses for the six months ended June 30, 2004 are disclosed in the Master Portfolio’s Statement of Operations.

At June 30, 2004, the cost of investments for federal income tax purposes for the Master Portfolio was $2,701,898,199. Net unrealized depreciation aggregated $315,401,118 of which $53,626,152 represented gross unrealized appreciation on securities and $369,027,270 represented gross unrealized depreciation on securities.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2004, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan at June 30, 2004 and the value of the related collateral are disclosed in the Master Portfolio’s Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio’s Statement of Operations, is presented net of broker rebates and fees paid to BGI.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2004

(Unaudited)

5.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999(1)		Year Ended February 28, 1999
	(Unaudited)
Ratio of expenses to average net assets(2)	0.05%		0.05%		0.05%	0.05%	0.05%	0.05%		0.05%
Ratio of net investment income to average net assets(2)	1.58%		1.74%		1.57%	1.31%	1.22%	1.44%		1.61%
Portfolio turnover rate	6	%(4)	8	%(4)	12%	9%	10%	7%		11%
Total return	3.42	%(3)	28.52%		(22.05)%	(11.96)%	(9.19)%	19.82	%(3)	19.65%

(1)	For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2)	Annualized for periods of less than one year.
(3)	Not annualized.
(4)	Portfolio turnover rate includes in-kind transactions. Excluding in-kind transactions, the portfolio turnover rate would have been 1% and 4%, for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

08/04

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable—Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ TROY A. SHEETS
Troy A. Sheets, Treasurer

Date September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ GEORGE O. MARTINEZ
George O. Martinez, President

Date September 8, 2004

By (Signature and Title)*	/s/ TROY A. SHEETS
Troy A. Sheets, Treasurer

Date September 8, 2004